SCHEDULE OF SIGNIFICANT EXPENSE CATEGORIES REGULARLY REVIEWED BY THE CODM (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Abstract]
Payroll and payroll related	[1]	$ 1,312	$ 132
Subcontractors and consultants	[1]	3,179	228
Professional services	[1]	380	130
Other		658	265
Share-based compensation		513	150
Loss (income) from change in fair value of convertible securities			326
Interest income		(128)
Other expense, net		35	51
Deferred issuance costs			(88)
Net loss (income) from discontinued operations		(6)	58
Net loss		$ 5,942	$ 1,252

[1]	Excluding share-based compensation expenses and including costs capitalized as deferred issuance costs.